Condensed Consolidated Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 2,604	€ (60,172)
Profit/(loss) for the period	7,463	6,592
Adjustments made to obtain the cash flows from operating activities	17,400	13,925
Depreciation and amortisation cost	1,626	1,656
Other adjustments	15,774	12,269
Net increase/(decrease) in operating assets	33,806	82,440
Financial assets held-for-trading	9,104	35,042
Non-trading financial assets mandatorily at fair value through profit or loss	(398)	402
Financial assets at fair value through profit or loss	882	(592)
Financial assets at fair value through other comprehensive income	(6,706)	1,295
Financial assets at amortised cost	29,804	45,626
Other operating assets	1,120	667
Net increase/(decrease) in operating liabilities	12,664	3,232
Financial liabilities held-for-trading	5,777	13,709
Financial liabilities designated at fair value through profit or loss	(817)	(5,968)
Financial liabilities at amortised cost	7,039	(1,103)
Other operating liabilities	665	(3,406)
Income tax recovered/(paid)	(1,117)	(1,481)
CASH FLOWS FROM INVESTING ACTIVITIES	(563)	(2,301)
Payments	4,247	6,034
Tangible assets	3,202	4,738
Intangible assets	812	909
Investments	46	362
Subsidiaries and other business units	187	25
Non-current assets held for sale and associated liabilities	0	0
Other payments related to investing activities	0	0
Proceeds	3,684	3,733
Tangible assets	2,927	2,991
Intangible assets	0	0
Investments	275	294
Subsidiaries and other business units	53	4
Non-current assets held for sale and associated liabilities	429	444
Other proceeds related to investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(8,058)	(4,173)
Payments	8,936	8,587
Dividends	1,643	1,485
Subordinated liabilities	4,084	3,210
Redemption of own equity instruments	0	0
Acquisition of own equity instruments	2,021	2,159
Other payments related to financing activities	1,188	1,733
Proceeds	878	4,414
Subordinated liabilities	306	3,908
Issuance of own equity instruments	0	0
Disposal of own equity instruments	542	471
Other proceeds related to financing activities	30	35
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	(8,185)	2,538
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(14,202)	(64,108)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	192,208	220,342	€ 220,342
CASH AND CASH EQUIVALENTS AT END OF PERIOD	178,006	156,234	192,208
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF PERIOD
Cash	6,807	7,113
Cash equivalents at central banks	158,978	134,228
Other financial assets	9,770	14,893
Less: Bank overdrafts refundable on demand	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF PERIOD	175,555	156,234	€ 192,208
In which: restricted cash		0
TOTAL CASH AND CASH EQUIVALENTS AT END OF PERIOD ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	€ 2,451	€ 0